CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31, 2017	December 31, 2016
Cash and cash equivalents at banks and on hand in:
Russian Rubles	16,879	7,657
Turkmenian Manat	1,267	1,252
US Dollars	1,119	3,904
Euro	983	1,173
Ukraine Hryvna	403	1,538
Other	318	394
Short-term deposits with an original maturity of less than 92 days:
Russian Rubles	6,595	504
US Dollars	2,603	50
Ukraine Hryvna	352	1,990
Other	67	8

Total cash and cash equivalents	30,586	18,470